PREPAYMENTS AND ADVANCES TO SUPPLIERS, NET	12 Months Ended
Dec. 31, 2017
Prepayments And Advance To Suppliers Net [Abstract]
PREPAYMENTS AND ADVANCES TO SUPPLIERS, NET

Note 6 — PREPAYMENTS AND ADVANCES TO SUPPLIERS, NET

Prepayments and advances to suppliers consisted of the following:

	December 31, 2017	December 31, 2016
Advances made to raw material suppliers (a)	$6,984,783	$1,980,943
Advances made to construction subcontractors (b)	3,764,954	2,828,301
Advances made for purchases of equipment	962,396	-
Prepaid consulting fees	841,216	-
Others	43,393	1,437
Subtotal	12,596,742	4,810,681
Allowance for doubtful accounts	(692,635)	(272,858)
	$11,904,107	$4,537,823

(a)	The prepayments and deposits on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The prepayments and deposits are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any specific purchase order priced at market.

(b)	Advances to construction subcontracts represents the prepayments made by the Company to our construction subcontractors at the beginning of our customer projects for the purpose of acquiring necessary construction materials, equipment and required deposits.

Changes of allowance for doubtful accounts for the years ended December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Beginning balance	$272,858	$272,745
Provision	386,563	18,717
Foreign exchange effect	33,214	(18,604)
Ending balance	$692,635	$272,858